RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Distributions	$ 30,444,000	$ 8,980,000	$ 39,881,000	$ 45,678,000
Fair value of investments					$ 1,000,000.0
General and administrative	19,241,000	22,267,000	105,816,000	41,952,000
Consulting agreement, expense	200,000			500,000
Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Distributions					55,258,000	$ 22,405,000	$ 184,275,000
General and administrative					279,297,000	58,351,000	148,770,000
Financial guarantee					0	0	$ 0
Interest					$ 15,530,000	$ 4,595,000
Options, grants in period (in shares)					2,913,051	10,963,780	1,565,000
Stock-based compensation					$ 75,017,000	$ 83,790,000	$ 89,860,000
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)					3,439,035	4,983,339	6,718,554
Galaxy Interactive Fund I, LP
Related Party Transaction [Line Items]
Fair value of investments					$ 1,000,000	$ 2,400,000
Related Party
Related Party Transaction [Line Items]
Fair value of investments	12,200,000		12,200,000		12,900,000
Advisory fees	600,000	500,000	1,200,000	1,000,000.0
GGI fees			400,000
Options, grants in period (in shares)								500,000
Stock-based compensation	0	2,000,000.0	0	5,000,000
Tax payments			4,800,000		4,800,000
Related Party | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)								1,500,000
Related Party | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction					41,686,000	45,840,000	$ 31,185,000
Distributions					55,300,000	22,400,000	184,300,000
Fair value of investments					12,900,000	11,000,000.0
General and administrative	$ 1,100,000	$ 300,000	$ 2,100,000	$ 700,000	3,200,000	2,200,000	2,500,000
Accounts payable					95,800,000	66,000,000.0
Advisory fees					2,100,000	900,000	1,000,000
Use of food and beverage consumption fees					20,000.00	100,000
GGI fees					400,000
Options, grants in period (in shares)								500,000
Stock-based compensation					5,000,000.0	11,900,000	11,600,000
Tax payments					4,800,000	2,900,000
Indemnification payments amount						4,900,000
Related Party | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)								1,500,000
Related Party | Directors | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction					700,000	800,000	$ 800,000
Related Party | Promissory Note | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Promissory note					96,900,000	67,200,000
Interest					0	0
Related Party | Candy Digital Inc
Related Party Transaction [Line Items]
Fair value of investments					9,100,000
Related Party | Candy Digital Inc | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Fair value of investments					9,100,000	18,000,000.0
Related Party | GDH Ltd | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Consulting agreement, expense					$ 1,000,000.0	$ 1,000,000.0